Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

	As of December 31,		For the years ended December 31,
(in thousands)	2016	2015	2016	2015	2014
Net sales	—	—	$1,360	$418	$1,567
Reimbursements against research and development costs	—	—	—	$2,032	—
Accounts receivable	$1,302	$1,209	—	—	—
Loans receivable, including interest	$13,067	$7,472	—	—	—
Accounts payable	$391	$471	—	—	—
Accrued and other current liabilities	$3,926	—	—	—	—
Other long-term liabilities	$5,889	—	—	—	—